Kayne Anderson Renewable Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020

	Shares	Value
COMMON STOCKS - 93.96%
Biomass Infrastructure - 8.20%
Albioma SA (b)	23,440	$1,218,863
Enviva Partners LP	32,200	1,296,372
		2,515,235
Green Utilities - 26.77%
Algonquin Power & Utilities Corporation (b)	63,920	929,397
Avangrid, Inc.	14,800	746,808
Centrais Eletricas Brasileiras SA (b)	36,400	197,494
EDP - Energias de Portugal SA (b)	201,656	991,535
Enel SpA (b)	155,081	1,345,477
EVN AG (b)	27,100	452,173
Iberdrola SA (b)	78,840	970,415
NextEra Energy, Inc.	4,585	1,272,613
SSE plc (b)	29,300	456,032
Xcel Energy, Inc.	12,371	853,723
		8,215,667
Renewable Energy Developers - 15.10%
Aker Offshore Wind Holding AS (a)(b)	250,800	136,001
Falck Renewables SpA (b)	108,976	687,646
Neoen SA (a)(b)	20,252	1,089,817
Scatec Solar ASA (b)	48,748	1,125,825
Terna Energy SA (b)	119,374	1,595,554
		4,634,843
Renewable Power Companies - 29.86%
Acciona SA (b)	5,300	575,188
The AES Corporation	33,800	612,118
Brookfield Renewable Corporation, Class A (b)	22,904	1,342,174
Brookfield Renewable Partners LP (b)	14,763	775,796
China Longyuan Power Group Corporation Ltd. (b)	695,000	436,668
EDP Renovaveis SA (b)	62,737	1,041,485
Encavis AG (b)	43,175	845,402
ERG SpA (b)	17,700	445,154
Innergex Renewable Energy, Inc. (b)	68,009	1,228,866
Northland Power, Inc. (b)	31,533	953,888
Orsted A/S (b)	6,581	907,260
		9,163,999
Wind & Solar Yield Companies - 14.03%
Atlantica Sustainable Infrastructure plc (b)	46,473	1,329,592
Canadian Solar Infrastructure Fund, Inc. (b)	313	357,770
Clearway Energy, Inc., Class A	9,100	224,770
Clearway Energy, Inc., Class C	30,576	824,329
NextEra Energy Partners LP	15,478	928,061
TransAlta Renewables, Inc. (b)	50,930	639,900
		4,304,422
Total Common Stocks
(Cost $27,241,103)		28,834,166

SHORT-TERM INVESTMENT - 5.41%
Money Market Fund - 5.41%
First American Treasury Obligations Fund, Class X, 0.06% (c)	1,660,634	1,660,634
Total Short-Term Investment
(Cost $1,660,634)		1,660,634

Total Investments
(Cost $28,901,737) - 99.37%		30,494,800
Other Assets In Excess Of Liabilities - 0.63% (c)		193,327
Net Net Assets - 100.00%		$30,688,127

(a)	Non-income producing security.
(b)	Foreign domiciled.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2020.

	At September 30, 2020, the Fund's geographic allocation was follows:

	Geographic Location	% of Common Stock
	Europe| U.K.	52.76%
	United States	23.44%
	Canada	20.36%
	Australia, Japan & Other	3.44%

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global
Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter
(“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the "Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of September 30, 2020:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$16,794,714	$12,039,452	$-	$28,834,166
Short-Term Investment	1,660,634	-	-	1,660,634
	$18,455,348	$12,039,452	$-	$30,494,800

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Other Instruments
Forward Contracts(1)	-	(362,060)	-	(362,060)
	$-	$(362,060)	$-	$(362,060)

(1) Forward currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedule Forward Currency Contracts.

During the period ended September 30, 2020, the fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Schedule of Open Forward Currency Contracts*
September 30, 2020 (Unaudited)

Settlement	Currency to be		Value	Currency to be		Value	Unrealized
Date	Delivered		(USD)	Received		(USD)	Appreciation **
12/31/2020	458,505	AUD	328,493	320,335	USD	320,335	(8,158)
12/31/2020	309,445	USD	309,445	458,505	AUD	328,493	19,048
12/31/2020	1,363,061	BRL	242,076	239,427	USD	239,427	(2,649)
12/31/2020	4,484,917	CAD	3,369,958	3,383,215	USD	3,383,215	13,257
12/31/2020	742,101	USD	742,101	980,315	CAD	736,607	(5,494)
12/30/2020	6,434,873	DKK	1,015,523	967,704	USD	967,704	(47,819)
12/31/2020	11,148,962	EUR	13,101,656	12,662,790	USD	12,662,790	(438,866)
12/31/2020	1,661,052	USD	1,661,052	1,456,424	EUR	1,711,511	50,459
12/31/2020	729,134	USD	729,134	590,631	GBP	762,667	33,533
12/31/2020	959,878	GBP	1,239,466	1,249,648	USD	1,249,648	10,182
12/31/2020	3,901,856	HKD	503,271	500,495	USD	500,495	(2,776)
12/30/2020	73,634,410	JPY	699,223	679,370	USD	679,370	(19,853)
12/30/2020	351,766	USD	351,766	37,749,112	JPY	358,461	6,695
12/31/2020	9,490,611	NOK	1,017,835	1,048,216	USD	1,048,216	30,381
			$25,310,999			$24,948,939	$ (362,060)

AUD - Australian Dollar
BRL - Brazillian Real
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP- British Pound Sterling
HKD - Hong Kong Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
USD - U.S. Dollar

* Bannockburn Global Forex, LLC is the counterparty for all open forward currency contracts held by the Fund as of September 30, 2020.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.